Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Receivables from third-party payment service providers	¥ 697,472		¥ 553,844
Deposits to Institutional Funding Partners	94,196		237,823
Prepayment to inventory suppliers	63,195		67,222
Prepaid input value-added tax	38,506		41,214
Rental deposits and other current assets	68,281		108,183
Loans at fair value	359,690		420,483
Total prepayments and other current assets	¥ 1,321,340	$ 181,024	¥ 1,428,769